UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Cash Central Fund

Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	99.7
31 - 60	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 71.2%
	Principal Amount (a)	Value ($)
Alabama - 5.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.65% 6/1/22, VRDN (b)	20,185,000	20,185,000
Series 2014 B, 0.65% 6/1/22, VRDN (b)	9,850,000	9,850,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.65% 6/1/22, VRDN (b)	2,500,000	2,500,000
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.81% 6/7/22, LOC Bank of America NA, VRDN (b)(c)	17,860,000	17,860,000
Series 2011 B, 0.81% 6/7/22, LOC Bank of America NA, VRDN (b)(c)	12,000,000	12,000,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.88% 6/7/22, LOC Bayerische Landesbank, VRDN (b)	16,200,000	16,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.65% 6/1/22, VRDN (b)	11,900,000	11,900,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.68% 6/1/22, VRDN (b)	8,700,000	8,700,000
West Jefferson Indl. Dev. Series 2008, 0.91% 6/7/22, VRDN (b)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.67% 6/1/22, VRDN (b)	7,030,000	7,030,000
TOTAL ALABAMA		107,825,000
Alaska - 1.6%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1993 A, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	22,200,000	22,200,000
Series 1993 B, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,100,000	1,100,000
Series 1993 C, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,080,000	1,080,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.81% 6/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,000,000	4,000,000
Series 1994 C, 0.77% 6/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	3,300,000	3,300,000
TOTAL ALASKA		31,680,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Series 2015 C, 0.62% 6/1/22, LOC Bank of America NA, VRDN (b)	2,705,000	2,705,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 0.62% 6/1/22, LOC JPMorgan Chase Bank, VRDN (b)	2,675,000	2,675,000
TOTAL ARIZONA		5,380,000
California - 0.2%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B2, 0.52% 6/1/22 (Liquidity Facility UBS AG), VRDN (b)	4,700,000	4,700,000
Colorado - 0.6%
Colorado Health Facilities Auth. Series 2020 A, 0.62% 6/1/22, LOC The Toronto-Dominion Bank, VRDN (b)	12,900,000	12,900,000
Connecticut - 1.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greenwich Hosp. Proj.) Series C, 0.78% 6/7/22, VRDN (b)	11,940,000	11,940,000
(Wesleyan Univ. Proj.) Series H, 0.77% 6/7/22, VRDN (b)	4,050,000	4,050,000
Series 2014 C, 0.8% 6/7/22, VRDN (b)	11,185,000	11,185,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 0.78% 6/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,500,000	2,500,000
Series 2016 B, 0.79% 6/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,240,000	4,240,000
Series 2016 F, 0.79% 6/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,100,000	1,100,000
Series F, 0.8% 6/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,450,000	1,450,000
TOTAL CONNECTICUT		36,465,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.62% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	19,400,000	19,400,000
(The AARP Foundation Proj.) Series 2004, 0.83% 6/7/22, LOC Bank of America NA, VRDN (b)	1,035,000	1,035,000
TOTAL DISTRICT OF COLUMBIA		20,435,000
Florida - 3.2%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.71% 6/1/22, VRDN (b)	19,500,000	19,500,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 0.71% 6/1/22, VRDN (b)	16,500,000	16,500,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.68% 6/1/22, VRDN (b)	12,600,000	12,600,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.7% 6/1/22, VRDN (b)	16,400,000	16,400,000
TOTAL FLORIDA		65,000,000
Georgia - 2.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.6% 6/1/22, LOC Wells Fargo Bank NA, VRDN (b)	8,845,000	8,845,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.78% 6/1/22, VRDN (b)	6,300,000	6,300,000
Series 2018, 0.7% 6/1/22, VRDN (b)	10,150,000	10,150,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.77% 6/1/22, VRDN (b)	1,000,000	1,000,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hammond Proj.) Series 2010, 0.78% 6/1/22, VRDN (b)	10,000,000	10,000,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.77% 6/1/22, VRDN (b)	3,200,000	3,200,000
Series 2008, 0.77% 6/1/22, VRDN (b)	6,200,000	6,200,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.71% 6/1/22, VRDN (b)	6,475,000	6,475,000
Series 2002 V1, 0.71% 6/1/22, VRDN (b)	7,000,000	7,000,000
TOTAL GEORGIA		59,170,000
Illinois - 3.7%
Illinois Fin. Auth.:
Series 2021 B, 0.63% 6/1/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	485,000	485,000
Series 2021 E, 0.78% 6/7/22, VRDN (b)	4,200,000	4,200,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.8% 6/7/22, LOC PNC Bank NA, VRDN (b)	6,475,000	6,475,000
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.82% 6/7/22, LOC Barclays Bank PLC, VRDN (b)	7,955,000	7,955,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.63% 6/1/22, LOC PNC Bank NA, VRDN (b)	2,800,000	2,800,000
Series 2010 B, 0.6% 6/1/22, LOC Wells Fargo Bank NA, VRDN (b)	7,100,000	7,100,000
Series 2009 D1, 0.63% 6/1/22, LOC PNC Bank NA, VRDN (b)	3,965,000	3,965,000
Series 2011 A, 0.57% 6/1/22, LOC Bank of America NA, VRDN (b)	10,900,000	10,900,000
Series 2018, 0.63% 6/1/22, LOC PNC Bank NA, VRDN (b)	27,805,000	27,805,000
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.81% 6/7/22, LOC Freddie Mac, VRDN (b)	2,750,000	2,750,000
TOTAL ILLINOIS		74,435,000
Indiana - 1.2%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A4, 0.68% 6/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	17,605,000	17,605,000
Series 2009 A5, 0.6% 6/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,685,000	4,685,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 0.65% 6/1/22, LOC Barclays Bank PLC, VRDN (b)	2,175,000	2,175,000
TOTAL INDIANA		24,465,000
Iowa - 1.2%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	12,345,000	12,345,000
Series 2013 B2, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	12,460,000	12,460,000
TOTAL IOWA		24,805,000
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.02% 6/7/22, VRDN (b)	2,000,000	2,000,000
Series 2007 B, 1.02% 6/7/22, VRDN (b)	900,000	900,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.62% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	11,610,000	11,610,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	700,000	700,000
Series 1994, 0.96% 6/7/22, VRDN (b)	5,300,000	5,300,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.62% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	12,160,000	12,160,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	2,900,000	2,900,000
TOTAL KANSAS		37,170,000
Kentucky - 1.0%
Louisville & Jefferson County Series 2011 B, 0.62% 6/1/22, LOC PNC Bank NA, VRDN (b)	19,310,000	19,310,000
Louisiana - 2.0%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.58% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	26,060,000	26,060,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007, 0.6% 6/1/22, VRDN (b)	8,000,000	8,000,000
Series 2008 B, 0.6% 6/1/22, VRDN (b)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.99% 6/7/22, VRDN (b)	300,000	300,000
Series 2010 B1, 0.97% 6/7/22, VRDN (b)	1,700,000	1,700,000
TOTAL LOUISIANA		39,960,000
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U-6C, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	1,630,000	1,630,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.67% 6/1/22, LOC Comerica Bank, VRDN (b)	3,100,000	3,100,000
Minnesota - 0.9%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.58% 6/1/22, LOC Wells Fargo Bank NA, VRDN (b)	17,920,000	17,920,000
Mississippi - 4.3%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.6% 6/1/22, VRDN (b)	16,800,000	16,800,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.58% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	4,500,000	4,500,000
Series 2007 C:
0.6% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	4,300,000	4,300,000
0.6% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	19,820,000	19,820,000
Series 2007 D, 0.58% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	6,100,000	6,100,000
Series 2011 A, 0.6% 6/1/22, VRDN (b)	3,300,000	3,300,000
Series 2011 C, 0.6% 6/1/22, VRDN (b)	16,330,000	16,330,000
Series 2011 E, 0.58% 6/1/22, VRDN (b)	4,700,000	4,700,000
Series 2011 B, 0.6% 6/1/22, VRDN (b)	5,040,000	5,040,000
Series 2011 G, 0.6% 6/1/22, VRDN (b)	6,300,000	6,300,000
TOTAL MISSISSIPPI		87,190,000
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.83% 6/7/22, VRDN (b)	11,500,000	11,500,000
New York - 18.6%
New York City Gen. Oblig.:
Series 2006 E2, 0.57% 6/1/22, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Series 2006 I4, 0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,780,000	4,780,000
Series 2013 F3, 0.57% 6/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	30,400,000	30,400,000
Series 2014 D4, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	3,100,000	3,100,000
Series 2015 F6, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,300,000	8,300,000
Series 2022, 0.62% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	35,000,000	35,000,000
Series 2104 1, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,200,000	2,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.62% 6/1/22 (Liquidity Facility UBS AG), VRDN (b)	12,705,000	12,705,000
Series 2009 BB2, 0.62% 6/1/22 (Liquidity Facility UBS AG), VRDN (b)	9,790,000	9,790,000
Series 2011 DD, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,100,000	2,100,000
Series 2011 DD-3B, 0.67% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,200,000	2,200,000
Series 2014 AA:
0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,200,000	4,200,000
0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,700,000	10,700,000
0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,700,000	5,700,000
0.62% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,100,000	3,100,000
Series 2015 BB, 0.64% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,800,000	6,800,000
Series 2015 BB4, 0.65% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,300,000	3,300,000
Series 2016 BB2, 0.6% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000,000	2,000,000
Series 2017 BB, 0.58% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	22,300,000	22,300,000
Series 2021 EE1, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,500,000	2,500,000
Series 2021 EE2, 0.67% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,500,000	5,500,000
New York City Transitional Fin. Auth. Rev.:
Series 2014, 0.62% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	35,065,000	35,065,000
Series 2015 A3, 0.63% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,100,000	1,100,000
Series 2015 A4, 0.62% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,550,000	6,550,000
Series 2015 E4, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,400,000	6,400,000
Series 2016 A4, 0.57% 6/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	22,800,000	22,800,000
Series 2016 E4, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,650,000	3,650,000
Series 2018 A4, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,390,000	12,390,000
Series 2019 B4, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,700,000	1,700,000
Series 2019 C4, 0.65% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,440,000	1,440,000
Series B5, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	7,300,000	7,300,000
New York Hsg. Fin. Agcy. Rev.:
Series 2013 A, 0.62% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)	28,900,000	28,900,000
Series 2014 A, 0.62% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,490,000	18,490,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	7,635,000	7,635,000
New York Metropolitan Trans. Auth. Rev.:
Series 2015 E1, 0.65% 6/1/22, LOC Barclays Bank PLC, VRDN (b)	6,000,000	6,000,000
Series E3, 0.57% 6/1/22, LOC Bank of America NA, VRDN (b)	36,900,000	36,900,000
TOTAL NEW YORK		374,995,000
North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	6,575,000	6,575,000
Ohio - 2.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.67% 6/1/22, LOC Bank of Montreal, VRDN (b)	15,000,000	15,000,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.84% 6/7/22, LOC Northern Trust Co., VRDN (b)	1,365,000	1,365,000
Franklin County Hosp. Facilities Rev.:
Series 2009 A, 0.8% 6/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,150,000	2,150,000
Series 2009 B, 0.8% 6/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,500,000	4,500,000
Series 2013 A, 0.72% 6/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,200,000	4,200,000
Series 2022, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,900,000	8,900,000
Montgomery County Hosp. Rev. Series 2019 C, 0.65% 6/1/22, LOC PNC Bank NA, VRDN (b)	11,000,000	11,000,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.63% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,150,000	1,150,000
Ohio Hosp. Facilities Rev. Series 2019 D1, 0.78% 6/7/22, VRDN (b)	3,170,000	3,170,000
TOTAL OHIO		51,435,000
Oregon - 0.3%
Oregon Facilities Auth. Rev.:
Series 2018 A, 0.67% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,100,000	1,100,000
Series 2018 B, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	4,925,000	4,925,000
TOTAL OREGON		6,025,000
Pennsylvania - 0.5%
Beaver County Indl. Dev. Auth. Series 2018 A, 0.87% 6/7/22, LOC Truist Bank, VRDN (b)	200,000	200,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.7% 6/1/22, VRDN (b)	8,460,000	8,460,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.6% 6/1/22, LOC JPMorgan Chase Bank, VRDN (b)	1,240,000	1,240,000
TOTAL PENNSYLVANIA		9,900,000
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.81% 6/7/22, LOC TD Banknorth, NA, VRDN (b)	6,135,000	6,135,000
Tennessee - 1.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.6% 6/1/22, LOC Bank of America NA, VRDN (b)	6,110,000	6,110,000
Series 2003, 0.6% 6/1/22, LOC Bank of America NA, VRDN (b)	7,700,000	7,700,000
Series 2005, 0.6% 6/1/22, LOC Bank of America NA, VRDN (b)	6,475,000	6,475,000
Sevier County Pub. Bldg. Auth. Rev. Series V1 K1, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	3,600,000	3,600,000
TOTAL TENNESSEE		23,885,000
Texas - 9.5%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,140,000	5,140,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2019 F, 0.83% 6/7/22, VRDN (b)	17,255,000	17,255,000
Series 2020 B, 0.62% 6/1/22, VRDN (b)	46,100,000	46,100,000
Series 2021 C, 0.62% 6/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	3,875,000	3,875,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.62% 6/1/22, VRDN (b)	1,450,000	1,450,000
Series A1, 0.62% 6/1/22, VRDN (b)	22,275,000	22,275,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 A, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	3,100,000	3,100,000
Series A2, 0.6% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,350,000	5,350,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2010, 0.59% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	13,345,000	13,345,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2005, 0.55% 6/1/22 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	1,200,000	1,200,000
Series 2010 A, 0.86% 6/7/22 (TotalEnergies SE Guaranteed), VRDN (b)	17,765,000	17,765,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.58% 6/1/22, VRDN (b)	9,800,000	9,800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	20,650,000	20,650,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	14,050,000	14,050,000
Texas Gen. Oblig. Series 2019, 0.75% 6/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,400,000	10,400,000
TOTAL TEXAS		191,755,000
Washington - 0.2%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.82% 6/7/22, LOC Bank of America NA, VRDN (b)	3,540,000	3,540,000
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 0.91% 6/7/22, LOC Truist Bank, VRDN (b)	240,000	240,000
Wisconsin - 3.3%
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2018 C, 0.63% 6/1/22 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	2,875,000	2,875,000
Series B, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	47,070,000	47,070,000
Wisconsin Gen. Oblig. Series 2019 A, 0.92% 6/7/22, VRDN (b)	16,000,000	16,000,000
TOTAL WISCONSIN		65,945,000
Wyoming - 0.5%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.81% 6/7/22, VRDN (b)	9,900,000	9,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,435,370,000)		1,435,370,000

Tender Option Bond - 28.7%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
California - 0.6%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	800,000	800,000
California Muni. Fin. Auth. Participating VRDN Series XF 28 63, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,400,000	9,400,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	900,000	900,000
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	1,200,000	1,200,000
TOTAL CALIFORNIA		12,300,000
Colorado - 0.5%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	9,820,000	9,820,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,900,000	1,900,000
Series Floaters 014, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,040,000	1,040,000
Series Floaters G66, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,055,000	3,055,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN:
Series ROC II R 14073, 0.85% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	700,000	700,000
Series YX 11 37, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,880,000	1,880,000
TOTAL CONNECTICUT		8,575,000
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,410,000	1,410,000
Series MS 4301, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	14,750,000	14,750,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XF 09 76, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	12,840,000	12,840,000
TOTAL DISTRICT OF COLUMBIA		29,000,000
Florida - 2.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 0.87% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	700,000	700,000
Central Florida Expressway Auth. Sr. Lien Rev. Participating VRDN Series XX 11 36, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,375,000	2,375,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	4,940,000	4,940,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	370,000	370,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 12 95, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,750,000	3,750,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.86% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 0.82% 6/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,000,000	2,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.86% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	39,235,000	39,235,000
TOTAL FLORIDA		53,970,000
Georgia - 0.6%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 50 34, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	12,190,000	12,190,000
Hawaii - 0.9%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.7% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	10,575,000	10,575,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 0.82% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	7,960,000	7,960,000
TOTAL HAWAII		18,535,000
Illinois - 1.7%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 0.94% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	600,000	600,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	10,275,000	10,275,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,780,000	1,780,000
Series MS 3332, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 43, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,500,000	1,500,000
Series XM 07 59, 0.84% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,750,000	1,750,000
Series XX 11 41, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	500,000	500,000
Series YX 11 50, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,500,000	2,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XM 04 75, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,375,000	9,375,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,540,000	1,540,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series XM 09 38, 0.84% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
TOTAL ILLINOIS		34,020,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.83% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	600,000	600,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.91% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	900,000	900,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,900,000	2,900,000
TOTAL KENTUCKY		3,800,000
Maryland - 0.7%
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,900,000	1,900,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	11,800,000	11,800,000
TOTAL MARYLAND		13,700,000
Massachusetts - 0.2%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 17 13, 0.72% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	3,875,000	3,875,000
Michigan - 0.7%
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,660,000	1,660,000
Series Floaters ZF 28 25, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
Series XG 02 69, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
Series XM 02 23, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	800,000	800,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series YZ 11 94, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,425,000	2,425,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.91% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	600,000	600,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 0.84% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,500,000	3,500,000
TOTAL MICHIGAN		13,385,000
Minnesota - 0.3%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,930,000	5,930,000
Missouri - 2.4%
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,900,000	7,900,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.84% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,300,000	6,300,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	30,800,000	30,800,000
Series Floaters C17, 0.83% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,200,000	2,200,000
Series XG 03 00, 0.83% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	550,000	550,000
TOTAL MISSOURI		48,850,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 09 92, 0.83% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,330,000	5,330,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	2,200,000	2,200,000
TOTAL NEBRASKA		7,530,000
Nevada - 1.3%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,800,000	9,800,000
Series XM 06 38, 0.82% 6/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,900,000	2,900,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,700,000	4,700,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.84% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	9,375,000	9,375,000
TOTAL NEVADA		26,775,000
New Jersey - 1.0%
New Jersey Econ. Dev. Auth. Participating VRDN Series XL 01 63, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,885,000	5,885,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	8,200,000	8,200,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 25 38, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,810,000	2,810,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,640,000	1,640,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 0.82% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	1,500,000	1,500,000
TOTAL NEW JERSEY		20,035,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
New York - 1.3%
New York City Gen. Oblig. Participating VRDN:
Series 2020 XF 29 15, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,715,000	1,715,000
Series Floaters E 118, 0.67% 6/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	12,250,000	12,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.67% 6/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,200,000	4,200,000
Series ZL 02 09, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,465,000	2,465,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series 2020 XF 29 09, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
Series RBC E 126, 0.84% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,200,000	1,200,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 2022 XF 12 80, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,080,000	1,080,000
TOTAL NEW YORK		26,910,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 05 65, 0.82% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,300,000	1,300,000
Non-State Specific - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,300,000	3,300,000
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	800,000	800,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 0.82% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	495,000	495,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.82% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	2,000,000	2,000,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,000,000	1,000,000
TOTAL OHIO		7,695,000
Oklahoma - 0.7%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	14,865,000	14,865,000
Pennsylvania - 5.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,260,000	5,260,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,800,000	1,800,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ZF 28 11, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,120,000	3,120,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,205,000	9,205,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	28,495,000	28,495,000
Series Putters 5025, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	20,890,000	20,890,000
Series Putters 5026, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	20,235,000	20,235,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 11 34, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,600,000	7,600,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 11 44, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,290,000	11,290,000
TOTAL PENNSYLVANIA		107,895,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	600,000	600,000
Tennessee - 0.5%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 0.7% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	10,400,000	10,400,000
Texas - 1.9%
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 17 08, 0.72% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	2,175,000	2,175,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 50 43, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	16,000,000	16,000,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	800,000	800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,000,000	10,000,000
Series XG 02 78, 0.83% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,100,000	2,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,000,000	5,000,000
TOTAL TEXAS		37,275,000
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,275,000	2,275,000
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,550,000	2,550,000
Virginia - 0.5%
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZF 09 98, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,750,000	1,750,000
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,520,000	2,520,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.88% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	5,335,000	5,335,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	300,000	300,000
Series ZF 09 28, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	320,000	320,000
TOTAL VIRGINIA		10,225,000
Washington - 1.3%
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.82% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	7,500,000	7,500,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Solar 0055, 0.7% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	3,000,000	3,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,400,000	9,400,000
Series XG 02 96, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,700,000	4,700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 0.89% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	600,000	600,000
TOTAL WASHINGTON		25,200,000
TOTAL TENDER OPTION BOND (Cost $579,080,000)		579,080,000

Other Municipal Security - 0.1%
	Principal Amount (a)	Value ($)
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 0.9% tender 6/7/22, CP mode (Cost $2,600,000)	2,600,000	2,600,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,017,050,000)	2,017,050,000
NET OTHER ASSETS (LIABILITIES) - 0.0%	880,562
NET ASSETS - 100.0%	2,017,930,562

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,860,000 or 1.5% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,435,370,000	-	1,435,370,000	-

Tender Option Bond	579,080,000	-	579,080,000	-

Other Municipal Security	2,600,000	-	2,600,000	-
Total Investments in Securities:	2,017,050,000	-	2,017,050,000	-

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $2,017,050,000):		$2,017,050,000
Cash		474,019
Interest receivable		1,419,150
Total assets		2,018,943,169
Liabilities
Distributions payable	$1,008,466
Other payables and accrued expenses	4,141
Total Liabilities		1,012,607
Net Assets		$2,017,930,562
Net Assets consist of:
Paid in capital		$2,017,915,570
Total accumulated earnings (loss)		14,992
Net Assets		$2,017,930,562
Net Asset Value , offering price and redemption price per share ($2,017,930,562 ÷ 2,017,292,809 shares)		$1.0003

Statement of Operations
		Year ended May 31, 2022
Investment Income
Interest		$2,264,656
Expenses
Custodian fees and expenses	15,639
Independent trustees' fees and expenses	3,704
Total expenses before reductions	19,343
Expense reductions	(544)
Total expenses after reductions		18,799
Net Investment income (loss)		2,245,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	75,943
Total net realized gain (loss)		75,943
Net increase in net assets resulting from operations		$2,321,800

Statement of Changes in Net Assets

	Year ended May 31, 2022	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,245,857	$1,442,898
Net realized gain (loss)	75,943	97,262
Change in net unrealized appreciation (depreciation)	-	(7)
Net increase in net assets resulting from operations	2,321,800	1,540,153
Distributions to shareholders	(2,269,569)	(1,458,676)
Affiliated share transactions
Proceeds from sales of shares	7,610,783,400	7,940,790,000
Cost of shares redeemed	(6,738,133,200)	(8,567,382,400)
Net increase (decrease) in net assets and shares resulting from share transactions	872,650,200	(626,592,400)
Total increase (decrease) in net assets	872,702,431	(626,510,923)

Net Assets
Beginning of period	1,145,228,131	1,771,739,054
End of period	$2,017,930,562	$1,145,228,131

Other Information
Shares
Sold	7,608,577,795	7,939,100,335
Redeemed	(6,736,224,856)	(8,565,556,421)
Net increase (decrease)	872,352,939	(626,456,086)

Fidelity® Tax-Free Cash Central Fund

Years ended May 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0016	.0009	.0126	.0151	.0108
Net realized and unrealized gain (loss)	- B	.0002	.0001	- B	.0001
Total from investment operations	.0016	.0011	.0127	.0151	.0109
Distributions from net investment income	(.0016)	(.0009)	(.0126)	(.0151)	(.0108)
Distributions from net realized gain	- B	- B	- B	-	- B
Total distributions	(.0016)	(.0010) C	(.0126)	(.0151)	(.0109) C
Net asset value, end of period	$1.0003	$1.0003	$1.0002	$1.0001	$1.0001
Total Return D	.16%	.10%	1.28%	1.52%	1.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	.18%	.10%	1.17%	1.52%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,017,931	$1,145,228	$1,771,739	$1,032,627	$1,173,470

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2022

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,017,050,000
The tax-based components of distributable earnings as of period end were as follows:
Undistributed tax-exempt income	$360
Undistributed long-term capital gain	$14,632
The tax character of distributions paid was as follows:
	May 31, 2022	May 31, 2021
Tax-exempt Income	$2,245,840	$1,442,463
Ordinary Income	-	16,213
Long-term Capital Gains	23,729	-
Total	$2,269,569	$ 1,458,676
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	414,542,812	344,595,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $544.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 299 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® Tax-Free Cash Central Fund	0.002%
Actual		$ 1,000	$ 1,001.40	$ .01
Hypothetical- B		$ 1,000	$ 1,024.92	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2022, $68,853, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.795174.118
TFC-ANN-0722

Fidelity® Securities Lending Cash Central Fund

Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2022

Days	% of fund's investments
1 - 7	99.1
31 - 60	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2022
Non-Negotiable Time Deposit	9.3%
Repurchase Agreements	87.8%
Net Other Assets (Liabilities)	2.9%

Schedule of Investments May 31, 2022

Showing Percentage of Net Assets

Non-Negotiable Time Deposit - 9.3%
	Yield(a)	Principal Amount	Value
Time Deposits - 9.3%
Barclays Bank PLC
6/1/22	0.89%	$1,760,500,000	$1,760,500,000
Credit Agricole CIB
6/1/22	0.80	605,400,000	605,400,000
Mizuho Bank Ltd. Canada Branch
6/1/22	0.83	1,089,000,000	1,089,000,000
Skandinaviska Enskilda Banken AB
6/1/22	0.82	41,000,000	41,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,495,900,000)			3,495,900,000

U.S. Government Agency Repurchase Agreement - 1.6%
	Maturity Amount	Value
In a joint trading account at 0.8%, dated 5/31/22 due 6/1/22 (Collateralized by U.S. Government Obligations) #
(Cost $587,047,000)	$587,060,045	$587,047,000

U.S. Treasury Repurchase Agreement - 85.3%
With:
Federal Reserve Bank of New York at 0.8%, dated 5/31/22 due 6/1/22 (Collateralized by U.S. Treasury Obligations valued at $31,470,699,423, 0.13% - 1.63%, 3/31/23 - 5/15/31)	31,470,699,333	31,470,000,000
SMBC Nikko Securities America, Inc. at 0.8%, dated 5/31/22 due 6/1/22 (Collateralized by U.S. Treasury Obligations valued at $613,538,874, 2.50% - 2.88%, 11/30/23 - 8/15/47)	600,013,333	600,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $32,070,000,000)		32,070,000,000

Other Repurchase Agreement - 0.9%
Other Repurchase Agreement - 0.9%
With:
J.P. Morgan Securities, LLC at 1.22%, dated 5/31/22 due 7/5/22:
(Collateralized by Corporate Obligations valued at $120,754,257, 0.50% - 7.75%, 9/21/23 - 09/24/80)(b)(c)(d)	115,241,628	115,000,000
(Collateralized by Equity Securities valued at $219,247,430)(b)(c)(d)	203,426,526	203,000,000
Wells Fargo Securities, LLC at 1.07%, dated 3/2/22 due 6/1/22 (Collateralized by Commercial Paper valued at $13,426,217, 6/1/22 - 9/13/22)	13,035,161	13,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $331,000,000)		331,000,000
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $36,483,947,000)		36,483,947,000
NET OTHER ASSETS (LIABILITIES) - 2.9%		1,088,078,254
NET ASSETS - 100%		$37,572,025,254

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Non-Negotiable Time Deposit	$3,495,900,000	$--	$3,495,900,000	$--
U.S. Government Agency Repurchase Agreement	587,047,000	--	587,047,000	--
U.S. Treasury Repurchase Agreement	32,070,000,000	--	32,070,000,000	--
Other Repurchase Agreement	331,000,000	--	331,000,000	--
Total Investments in Securities:	$36,483,947,000	$--	$36,483,947,000	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$587,047,000 due 6/01/22 at 0.80%
BofA Securities, Inc.	$30,455,000
JP Morgan Securities LLC	121,941,000
Nomura Securities International	19,808,000
RBC Dominion Securities, Inc.	414,843,000
$587,047,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $32,988,047,000) — See accompanying schedule: Unaffiliated issuers (cost $36,483,947,000)		$36,483,947,000
Cash		1,110,146,269
Interest receivable		872,018
Other receivables		99,238
Total assets		37,595,064,525
Liabilities
Distributions payable	$23,010,728
Other payables and accrued expenses	28,543
Total liabilities		23,039,271
Net Assets		$37,572,025,254
Net Assets consist of:
Paid in capital		$37,571,987,251
Total accumulated earnings (loss)		38,003
Net Assets		$37,572,025,254
Net Asset Value, offering price and redemption price per share ($37,572,025,254 ÷ 37,568,430,182 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2022
Investment Income
Interest		$56,591,072
Expenses
Custodian fees and expenses	$132,870
Independent trustees' fees and expenses	106,592
Total expenses before reductions	239,462
Expense reductions	(12,023)
Total expenses after reductions		227,439
Net investment income (loss)		56,363,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		70,879
Total net realized gain (loss)		70,879
Change in net unrealized appreciation (depreciation) on investment securities		(201,212)
Net increase in net assets resulting from operations		$56,233,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2022	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,363,633	$24,178,731
Net realized gain (loss)	70,879	21,320
Change in net unrealized appreciation (depreciation)	(201,212)	433,127
Net increase in net assets resulting from operations	56,233,300	24,633,178
Distributions to shareholders	(56,363,661)	(24,166,775)
Affiliated share transactions
Proceeds from sales of shares	310,889,056,981	264,639,666,567
Cost of shares redeemed	(309,561,809,964)	(249,618,255,858)
Net increase (decrease) in net assets and shares resulting from share transactions	1,327,247,017	15,021,410,709
Total increase (decrease) in net assets	1,327,116,656	15,021,877,112
Net Assets
Beginning of period	36,244,908,598	21,223,031,486
End of period	$37,572,025,254	$36,244,908,598
Other Information
Shares
Sold	310,857,971,184	264,613,205,246
Redeemed	(309,530,856,879)	(249,593,296,528)
Net increase (decrease)	1,327,114,305	15,019,908,718

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss)A	.0016	.0009	.0155	.0223	.0131
Net realized and unrealized gain (loss)	–B	–B	(.0001)	.0001	–B
Total from investment operations	.0016	.0009	.0154	.0224	.0131
Distributions from net investment income	(.0016)	(.0009)	(.0155)	(.0223)	(.0131)
Total distributions	(.0016)	(.0009)	(.0155)	(.0223)	(.0131)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001
Total ReturnC	.15%	.09%	1.56%	2.26%	1.32%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	- %F	- %F	.01%	.01%	- %F
Expenses net of fee waivers, if any	- %F	- %F	.01%	.01%	- %F
Expenses net of all reductions	- %F	- %F	.01%	.01%	- %F
Net investment income (loss)	.16%	.09%	1.57%	2.22%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$37,572,025	$36,244,909	$21,223,031	$18,063,947	$22,829,071

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.00005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2022

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$36,483,947,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$38,003

The tax character of distributions paid was as follows:

	May 31, 2022	May 31, 2021
Ordinary Income	$56,363,661	$ 24,166,775

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,023.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statement of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 299 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Securities Lending Cash Central Fund	.0006%
Actual		$1,000.00	$1,001.20	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,442,955 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $19,946,073 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

CCC-ANN-0722
1.734009.123

Fidelity® Municipal Cash Central Fund

Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	99.7
31 - 60	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 76.7%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.65% 6/1/22, VRDN (b)	10,710,000	10,710,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.72% 6/1/22, VRDN (b)(c)	1,400,000	1,400,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.72% 6/1/22, VRDN (b)(c)	9,725,000	9,725,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.68% 6/1/22, VRDN (b)	3,600,000	3,600,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.72% 6/1/22, VRDN (b)(c)	1,400,000	1,400,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.72% 6/1/22, VRDN (b)(c)	21,785,000	21,785,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.72% 6/1/22, VRDN (b)(c)	6,750,000	6,750,000
(Alabama Pwr. Co. Proj.) Series D, 0.67% 6/1/22, VRDN (b)	2,200,000	2,200,000
TOTAL ALABAMA		57,570,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.81% 6/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	5,400,000	5,400,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2015 C, 0.62% 6/1/22, LOC Bank of America NA, VRDN (b)	1,855,000	1,855,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.94% 6/7/22, VRDN (b)	1,100,000	1,100,000
TOTAL ARIZONA		2,955,000
California - 0.6%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.82% 6/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	4,390,000	4,390,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B2, 0.52% 6/1/22 (Liquidity Facility UBS AG), VRDN (b)	6,800,000	6,800,000
TOTAL CALIFORNIA		11,190,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.69% 6/1/22, VRDN (b)(c)	16,200,000	16,200,000
Series 1999 B, 0.82% 6/7/22, VRDN (b)(c)	2,400,000	2,400,000
TOTAL DELAWARE		18,600,000
District Of Columbia - 0.3%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.82% 6/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	5,000,000	5,000,000
Florida - 4.9%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) Series 2005, 0.86% 6/7/22, LOC Citibank NA, VRDN (b)(c)	5,565,000	5,565,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.74% 6/1/22, VRDN (b)(c)	28,935,000	28,935,000
Series 2018 B, 0.74% 6/1/22, VRDN (b)(c)	19,440,000	19,440,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) Series 2005, 0.86% 6/7/22, LOC Citibank NA, VRDN (b)(c)	5,330,000	5,330,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.71% 6/1/22, VRDN (b)	6,500,000	6,500,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 0.71% 6/1/22, VRDN (b)	1,800,000	1,800,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 0.86% 6/7/22, LOC Citibank NA, VRDN (b)(c)	9,635,000	9,635,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.74% 6/1/22, VRDN (b)(c)	3,100,000	3,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 0.71% 6/1/22, VRDN (b)(c)	10,900,000	10,900,000
TOTAL FLORIDA		91,205,000
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.79% 6/1/22, VRDN (b)(c)	6,350,000	6,350,000
Series 2018, 0.7% 6/1/22, VRDN (b)	3,750,000	3,750,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hammond Proj.) Series 2010, 0.78% 6/1/22, VRDN (b)	5,400,000	5,400,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.76% 6/1/22, VRDN (b)(c)	14,900,000	14,900,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.77% 6/1/22, VRDN (b)	6,900,000	6,900,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 0.74% 6/1/22, VRDN (b)(c)	19,550,000	19,550,000
Series 2019, 0.74% 6/1/22, VRDN (b)(c)	5,700,000	5,700,000
TOTAL GEORGIA		62,550,000
Illinois - 2.0%
Chicago Midway Arpt. Rev. Series 2014 C, 0.82% 6/7/22, LOC Barclays Bank PLC, VRDN (b)(c)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.93% 6/7/22, LOC Bayerische Landesbank, VRDN (b)(c)	6,000,000	6,000,000
Illinois Fin. Auth. Rev. Series 2011 A, 0.57% 6/1/22, LOC Bank of America NA, VRDN (b)	5,500,000	5,500,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	20,600,000	20,600,000
TOTAL ILLINOIS		36,400,000
Indiana - 2.6%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 0.86% 6/7/22, VRDN (b)(c)	39,000,000	39,000,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A4, 0.68% 6/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,700,000	5,700,000
Series 2009 A5, 0.6% 6/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,700,000	1,700,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 0.67% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,000,000	2,000,000
TOTAL INDIANA		48,400,000
Iowa - 3.7%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.83% 6/7/22, VRDN (b)	4,000,000	4,000,000
Series 2011 A, 0.83% 6/7/22, VRDN (b)	15,800,000	15,800,000
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	8,485,000	8,485,000
Series 2013 B2, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	2,285,000	2,285,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 0.91% 6/7/22, VRDN (b)(c)	35,330,000	35,330,000
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 0.62% 6/1/22, LOC Bank of America NA, VRDN (b)	3,700,000	3,700,000
TOTAL IOWA		69,600,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.02% 6/7/22, VRDN (b)	1,000,000	1,000,000
Series 2007 B, 1.02% 6/7/22, VRDN (b)	600,000	600,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.62% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,460,000	7,460,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	2,100,000	2,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	600,000	600,000
TOTAL KANSAS		11,960,000
Kentucky - 2.2%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 B, 0.92% 6/7/22 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	5,100,000	5,100,000
Louisville Reg'l. Arpt. Auth. Series 2006 A, 0.67% 6/1/22, VRDN (b)(c)	23,200,000	23,200,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.88% 6/1/22, VRDN (b)(c)	9,800,000	9,800,000
Series 2020 B1, 0.88% 6/1/22, VRDN (b)(c)	3,500,000	3,500,000
TOTAL KENTUCKY		41,600,000
Louisiana - 3.8%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.58% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,700,000	2,700,000
East Baton Rouge Parish Solid Waste Series 1998, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	9,000,000	9,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 B, 0.65% 6/1/22, VRDN (b)	2,000,000	2,000,000
(Shell Oil Co.-Norco Proj.) Series 1993, 0.68% 6/1/22, VRDN (b)(c)	14,100,000	14,100,000
Series 1992 A, 0.68% 6/1/22, VRDN (b)(c)	25,400,000	25,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.97% 6/7/22, VRDN (b)	2,400,000	2,400,000
St. Bernard Parish Exempt FAC Series 1996, 0.62% 6/1/22, VRDN (b)(c)	15,500,000	15,500,000
TOTAL LOUISIANA		71,100,000
Michigan - 0.9%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 0.85% 6/7/22, LOC Barclays Bank PLC, VRDN (b)(c)	4,890,000	4,890,000
Series 2002 A, 0.86% 6/7/22, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
Series 2008 A, 0.85% 6/7/22, LOC Barclays Bank PLC, VRDN (b)(c)	2,400,000	2,400,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.67% 6/1/22, LOC Comerica Bank, VRDN (b)	6,890,000	6,890,000
TOTAL MICHIGAN		17,380,000
Minnesota - 0.7%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.58% 6/1/22, LOC Wells Fargo Bank NA, VRDN (b)	12,670,000	12,670,000
Mississippi - 5.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.62% 6/1/22, VRDN (b)(c)	17,300,000	17,300,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.6% 6/1/22, VRDN (b)	2,780,000	2,780,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.6% 6/1/22, VRDN (b)	9,005,000	9,005,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.58% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	18,500,000	18,500,000
Series 2007 C, 0.6% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	11,800,000	11,800,000
Series 2007 D, 0.58% 6/1/22 (Chevron Corp. Guaranteed), VRDN (b)	22,320,000	22,320,000
Series 2011 E, 0.58% 6/1/22, VRDN (b)	3,300,000	3,300,000
Series 2011 B, 0.6% 6/1/22, VRDN (b)	7,640,000	7,640,000
TOTAL MISSISSIPPI		92,645,000
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 C3, 0.85% 6/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	20,645,000	20,645,000
Series 2008 D 2B, 0.8% 6/7/22, LOC Barclays Bank PLC, VRDN (b)	13,950,000	13,950,000
TOTAL NEVADA		34,595,000
New York - 15.8%
New York City Gen. Oblig.:
Series 2006 I4, 0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,900,000	1,900,000
Series 2008 L4, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	8,735,000	8,735,000
Series 2013 A2, 0.63% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,000,000	2,000,000
Series 2013 F3, 0.57% 6/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	13,600,000	13,600,000
Series 2014 D4, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	18,865,000	18,865,000
Series 2017 A-7, 0.64% 6/1/22 (Liquidity Facility Bank of The West San Francisco), VRDN (b)	15,590,000	15,590,000
Series 2017 B-4 & B-5, 0.65% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,000,000	4,000,000
Series 2018 B, 0.65% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,730,000	1,730,000
Series 2018 E, 0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,775,000	4,775,000
Series 2104 1, 0.62% 6/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,200,000	2,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 DD-1, 0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,660,000	5,660,000
Series 2011 DD-3B, 0.67% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,100,000	2,100,000
Series 2014 AA:
0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	7,785,000	7,785,000
0.61% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	22,855,000	22,855,000
0.62% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,120,000	4,120,000
Series 2015 BB, 0.64% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	5,600,000	5,600,000
Series 2015 BB4, 0.65% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,450,000	2,450,000
Series 2017 BB:
0.58% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,355,000	1,355,000
0.58% 6/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,610,000	8,610,000
Series 2021 EE1, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,100,000	11,100,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.6% 6/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	14,400,000	14,400,000
Series 2015 A3, 0.63% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	10,280,000	10,280,000
Series 2015 A4, 0.62% 6/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,900,000	6,900,000
Series B5, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	5,015,000	5,015,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.64% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	13,285,000	13,285,000
Series 2002 A, 0.64% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	49,650,000	49,650,000
Series 2013 A, 0.62% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	17,440,000	17,440,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.67% 6/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,000,000	21,000,000
Series 2015 E1, 0.65% 6/1/22, LOC Barclays Bank PLC, VRDN (b)	2,750,000	2,750,000
Series E3, 0.57% 6/1/22, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
TOTAL NEW YORK		293,050,000
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	23,760,000	23,760,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.98% 6/7/22, VRDN (b)(c)	1,500,000	1,500,000
TOTAL NORTH CAROLINA		25,260,000
Ohio - 2.3%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.67% 6/1/22, LOC Bank of Montreal, VRDN (b)	24,435,000	24,435,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.63% 6/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	18,575,000	18,575,000
TOTAL OHIO		43,010,000
Oregon - 1.0%
Oregon Facilities Auth. Rev.:
Series 2018 A, 0.67% 6/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,500,000	7,500,000
Series 2018 B, 0.6% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	9,490,000	9,490,000
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.88% 6/7/22, LOC Freddie Mac, VRDN (b)(c)	1,700,000	1,700,000
TOTAL OREGON		18,690,000
Pennsylvania - 1.3%
Beaver County Indl. Dev. Auth. Series 2018 A, 0.87% 6/7/22, LOC Truist Bank, VRDN (b)	200,000	200,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.7% 6/1/22, VRDN (b)	8,000,000	8,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.6% 6/1/22, LOC JPMorgan Chase Bank, VRDN (b)	6,500,000	6,500,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.88% 6/7/22, LOC Citizens Bank NA, VRDN (b)	9,330,000	9,330,000
TOTAL PENNSYLVANIA		24,030,000
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.03% 6/7/22, VRDN (b)(c)	100,000	100,000
Series 1997, 1.03% 6/7/22, VRDN (b)(c)	2,700,000	2,700,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.83% 6/7/22, LOC TD Banknorth, NA, VRDN (b)(c)	5,000,000	5,000,000
TOTAL SOUTH CAROLINA		7,800,000
Tennessee - 1.8%
Blount County Pub. Bldg. Auth. Series D3A, 0.67% 6/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	19,500,000	19,500,000
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.82% 6/7/22, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	10,000,000	10,000,000
Sevier County Pub. Bldg. Auth. Rev. Series V1 K1, 0.67% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	4,400,000	4,400,000
TOTAL TENNESSEE		33,900,000
Texas - 10.1%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 0.82% 6/7/22, LOC Citibank NA, VRDN (b)(c)	8,600,000	8,600,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.77% 6/7/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,600,000	10,600,000
Series 2001, 0.77% 6/7/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	25,000,000	25,000,000
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 0.84% 6/7/22, LOC PNC Bank NA, VRDN (b)(c)	10,930,000	10,930,000
Series 2008, 0.84% 6/7/22, LOC Bank of America NA, VRDN (b)(c)	4,400,000	4,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.75% 6/1/22, VRDN (b)(c)	13,000,000	13,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Proj.) Series 2002, 0.61% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	5,400,000	5,400,000
Series 2001 A, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	9,460,000	9,460,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 0.62% 6/1/22, VRDN (b)	6,050,000	6,050,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.62% 6/1/22, VRDN (b)	3,465,000	3,465,000
Series A1, 0.62% 6/1/22, VRDN (b)	3,250,000	3,250,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	9,550,000	9,550,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 1.03% 6/7/22, VRDN (b)(c)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B2, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	13,625,000	13,625,000
Series 2008 B4, 0.62% 6/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,985,000	2,985,000
(Mobil Oil Corp. Proj.) Series 1999, 0.61% 6/1/22, VRDN (b)(c)	5,000,000	5,000,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.86% 6/7/22, LOC Bank of America NA, VRDN (b)(c)	10,250,000	10,250,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.61% 6/1/22, LOC TD Banknorth, NA, VRDN (b)	24,970,000	24,970,000
Texas Gen. Oblig.:
Series 2001 A2, 0.93% 6/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	12,450,000	12,450,000
Series 2006 D, 0.93% 6/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	4,215,000	4,215,000
Series 2007 B, 0.93% 6/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	295,000	295,000
TOTAL TEXAS		188,445,000
Washington - 1.2%
Port of Seattle Rev. Series 2008, 0.81% 6/7/22, LOC MUFG Bank Ltd., VRDN (b)(c)	22,600,000	22,600,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.92% 6/7/22, VRDN (b)(c)	2,400,000	2,400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.87% 6/7/22, VRDN (b)(c)	8,000,000	8,000,000
TOTAL WEST VIRGINIA		10,400,000
Wisconsin - 1.7%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.88% 6/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	18,500,000	18,500,000
Wisconsin Health & Edl. Facilities Series 2018 A, 0.65% 6/1/22, LOC Barclays Bank PLC, VRDN (b)	12,850,000	12,850,000
TOTAL WISCONSIN		31,350,000
Wyoming - 1.9%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.86% 6/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,000,000	2,000,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.83% 6/7/22, VRDN (b)(c)	9,000,000	9,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.81% 6/7/22, VRDN (b)	3,130,000	3,130,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 0.74% 6/1/22, VRDN (b)(c)	20,300,000	20,300,000
TOTAL WYOMING		34,430,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,423,785,000)		1,423,785,000

Tender Option Bond - 23.1%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,650,000	5,650,000
Arizona - 0.2%
Maricopa County Rev. Participating VRDN Series 2021 XG 03 12, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,280,000	1,280,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 0.89% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,725,000	1,725,000
TOTAL ARIZONA		3,005,000
California - 2.0%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	100,000	100,000
California State Univ. Rev. Participating VRDN Series Floaters XF 24 41, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,645,000	7,645,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 27 24, 0.84% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,200,000	4,200,000
Series Floaters XG 02 32, 0.83% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,025,000	4,025,000
Series XL 01 61, 0.83% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,100,000	2,100,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	600,000	600,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.83% (b)(c)(e)(f)	1,100,000	1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series XF 28 76, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,695,000	7,695,000
Series YX 11 31, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	10,135,000	10,135,000
TOTAL CALIFORNIA		37,600,000
Colorado - 1.5%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,750,000	7,750,000
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,800,000	3,800,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XF 10 36, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	7,400,000	7,400,000
Series XG 03 73, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,915,000	7,915,000
TOTAL COLORADO		26,865,000
Connecticut - 1.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,560,000	5,560,000
Series Floaters 014, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,455,000	2,455,000
Series Floaters XL 00 66, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,905,000	2,905,000
Series YX 11 07, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,750,000	6,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,750,000	10,750,000
TOTAL CONNECTICUT		28,420,000
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,385,000	4,385,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 98, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,125,000	3,125,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.91% 6/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	1,065,000	1,065,000
TOTAL DISTRICT OF COLUMBIA		8,575,000
Florida - 3.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 0.87% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	800,000	800,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,780,000	3,780,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 0.85% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,230,000	2,230,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 28 82, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,800,000	2,800,000
Florida Higher Edl. Facilities Fing. Auth. Participating VRDN Series XF 29 22, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,230,000	3,230,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.91% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	400,000	400,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 0.72% 6/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	12,400,000	12,400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters ZF 25 03, 0.83% 6/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	3,750,000	3,750,000
Series XF 28 77, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,075,000	2,075,000
Series XL 01 66, 0.84% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,500,000	1,500,000
Series XM 08 90, 0.84% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,665,000	2,665,000
Series XM 08 96, 0.84% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,000,000	1,000,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	600,000	600,000
Miami-Dade County Participating VRDN Series XF 29 46, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	800,000	800,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	3,360,000	3,360,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.86% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.86% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,000,000	3,000,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	21,315,000	21,315,000
TOTAL FLORIDA		66,505,000
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 0.85% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,400,000	3,400,000
Illinois - 1.2%
Chicago Gen. Oblig. Participating VRDN:
Series E 151, 0.83% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,425,000	4,425,000
Series XM 10 05, 0.94% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	600,000	600,000
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	4,800,000	4,800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,870,000	1,870,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	600,000	600,000
Series XF 10 10, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	900,000	900,000
Series XM 07 59, 0.84% 6/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	775,000	775,000
Series XX 11 41, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300,000	300,000
Series YX 11 50, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300,000	2,300,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 2022 XF 12 88, 0.85% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,600,000	3,600,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series XM 09 38, 0.84% 6/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,700,000	1,700,000
TOTAL ILLINOIS		21,870,000
Indiana - 0.3%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,950,000	5,950,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.83% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	600,000	600,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.91% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	900,000	900,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,400,000	2,400,000
TOTAL KENTUCKY		3,300,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,800,000	1,800,000
Maryland - 0.4%
Baltimore Proj. Rev. Participating VRDN Series ZF 09 41, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,935,000	2,935,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	4,070,000	4,070,000
TOTAL MARYLAND		7,005,000
Michigan - 1.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	19,600,000	19,600,000
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	305,000	305,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters ZF 07 96, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	595,000	595,000
Series Floaters ZF 28 25, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	195,000	195,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.91% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	565,000	565,000
TOTAL MICHIGAN		21,260,000
Missouri - 1.4%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	800,000	800,000
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters 14, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	24,000,000	24,000,000
TOTAL MISSOURI		26,000,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	2,200,000	2,200,000
Nevada - 0.1%
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
Series XG 03 56, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,600,000	1,600,000
TOTAL NEVADA		2,300,000
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 24, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500,000	2,500,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.67% 6/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000,000	3,000,000
Series Floaters 2018 E125, 0.67% 6/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,325,000	1,325,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.84% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,100,000	1,100,000
Series XF 28 68, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,805,000	4,805,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 2022 XF 12 80, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,340,000	1,340,000
TOTAL NEW YORK		11,570,000
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XM 06 16, 0.87% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,000,000	2,000,000
Series ROC 14086, 0.84% 6/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	2,050,000	2,050,000
Series XF 09 38, 0.86% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)(g)	4,945,000	4,945,000
Series ZL 02 55, 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	470,000	470,000
TOTAL NEW YORK AND NEW JERSEY		9,465,000
Non-State Specific - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2021 XF 29 38, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,800,000	1,800,000
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	800,000	800,000
Univ. of North Dakota Participating VRDN Series XG 03 36, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,280,000	1,280,000
TOTAL NORTH DAKOTA		2,080,000
Ohio - 0.7%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	985,000	985,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,885,000	7,885,000
Series XX 11 33, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,700,000	2,700,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
TOTAL OHIO		12,370,000
Oregon - 0.2%
Port of Portland Arpt. Rev. Participating VRDN Series XM 09 73, 0.86% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,360,000	2,360,000
Salem Hosp. Facility Auth. Rev. Participating VRDN Series ZF 09 42, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600,000	1,600,000
TOTAL OREGON		3,960,000
Pennsylvania - 1.8%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,530,000	4,530,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,295,000	10,295,000
Series Putters 5025, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,900,000	18,900,000
TOTAL PENNSYLVANIA		33,725,000
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	600,000	600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,625,000	5,625,000
TOTAL SOUTH CAROLINA		6,225,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series 2021 XL 01 89, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	570,000	570,000
Series YX 11 39, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	695,000	695,000
TOTAL TENNESSEE		1,265,000
Texas - 1.8%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 0.84% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,400,000	2,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 50 43, 0.65% 6/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	24,000,000	24,000,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000,000	2,000,000
Parker County Participating VRDN Series Floaters G 38, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000,000	4,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.83% 6/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	800,000	800,000
TOTAL TEXAS		33,200,000
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,275,000	2,275,000
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,435,000	2,435,000
TOTAL UTAH		4,710,000
Virginia - 0.2%
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	525,000	525,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.88% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	3,305,000	3,305,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	300,000	300,000
Series ZF 09 28, 0.94% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	320,000	320,000
TOTAL VIRGINIA		4,450,000
Washington - 1.1%
CommonSpirit Health Participating VRDN Series XF 1017, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000,000	8,000,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	800,000	800,000
Series XF 28 28, 0.88% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	900,000	900,000
Series XM 08 75, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	700,000	700,000
Series XM 09 59, 0.89% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,100,000	2,100,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,400,000	3,400,000
Series XG 02 87, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,185,000	4,185,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 0.89% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
TOTAL WASHINGTON		20,785,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	4,200,000	4,200,000
TOTAL TENDER OPTION BOND (Cost $429,110,000)		429,110,000

Other Municipal Security - 0.2%
	Principal Amount (a)	Value ($)
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2022, 0.95% tender 6/2/22 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	800,000	800,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 0.9% tender 6/7/22, CP mode	2,500,000	2,500,000

TOTAL OTHER MUNICIPAL SECURITY (Cost $3,300,000)		3,300,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,856,195,000)	1,856,195,000
NET OTHER ASSETS (LIABILITIES) - 0.0%	13,994
NET ASSETS - 100.0%	1,856,208,994

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,890,000 or 1.2% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,423,785,000	-	1,423,785,000	-

Tender Option Bond	429,110,000	-	429,110,000	-

Other Municipal Security	3,300,000	-	3,300,000	-
Total Investments in Securities:	1,856,195,000	-	1,856,195,000	-

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,856,195,000):		$1,856,195,000
Receivable for securities sold on a delayed delivery basis		3,300,000
Interest receivable		1,306,970
Other receivables		1,727
Total assets		1,860,803,697
Liabilities
Payable to custodian bank	$28,522
Payable for investments purchased on a delayed delivery basis	3,500,000
Distributions payable	1,060,842
Other payables and accrued expenses	5,339
Total Liabilities		4,594,703
Net Assets		$1,856,208,994
Net Assets consist of:
Paid in capital		$1,856,207,948
Total accumulated earnings (loss)		1,046
Net Assets		$1,856,208,994
Net Asset Value , offering price and redemption price per share ($1,856,208,994 ÷ 1,855,821,155 shares)		$1.0002

Statement of Operations
		Year ended May 31, 2022
Investment Income
Interest		$2,879,939
Expenses
Custodian fees and expenses	21,146
Independent trustees' fees and expenses	5,165
Total expenses before reductions	26,311
Expense reductions	(1,602)
Total expenses after reductions		24,709
Net Investment income (loss)		2,855,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	113,681
Total net realized gain (loss)		113,681
Net increase in net assets resulting from operations		$2,968,911

Statement of Changes in Net Assets

	Year ended May 31, 2022	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,855,230	$1,552,899
Net realized gain (loss)	113,681	136,804
Change in net unrealized appreciation (depreciation)	-	(25)
Net increase in net assets resulting from operations	2,968,911	1,689,678
Distributions to shareholders	(2,889,399)	(1,571,322)
Affiliated share transactions
Proceeds from sales of shares	11,760,356,800	10,324,916,000
Cost of shares redeemed	(11,247,136,125)	(10,232,077,008)
Net increase (decrease) in net assets and shares resulting from share transactions	513,220,675	92,838,992
Total increase (decrease) in net assets	513,300,187	92,957,348

Net Assets
Beginning of period	1,342,908,807	1,249,951,459
End of period	$1,856,208,994	$1,342,908,807

Other Information
Shares
Sold	11,758,005,199	10,323,661,090
Redeemed	(11,244,887,147)	(10,230,789,988)
Net increase (decrease)	513,118,052	92,871,102

Fidelity® Municipal Cash Central Fund

Years ended May 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0016	.0011	.0130	.0155	.0113
Net realized and unrealized gain (loss)	.0001	.0001	- B	- B	- B
Total from investment operations	.0017	.0012	.0130	.0155	.0113
Distributions from net investment income	(.0016)	(.0011)	(.0130)	(.0155)	(.0113)
Distributions from net realized gain	- B	- B	- B	- B	(.0001)
Total distributions	(.0017) C	(.0011)	(.0130)	(.0155)	(.0113) C
Net asset value, end of period	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001
Total Return D	.17%	.12%	1.31%	1.56%	1.14%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	.17%	.10%	1.18%	1.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856,209	$1,342,909	$1,249,951	$728,715	$822,008

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2022

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$1,856,195,000
The tax-based components of distributable earnings as of period end were as follows:
Undistributed long-term capital gain	$1,303
Net unrealized appreciation (depreciation) on securities and other investments	$-
The tax character of distributions paid was as follows:
	May 31, 2022	May 31, 2021
Tax-exempt Income	$ 2,854,808	$ 1,552,970
Long-term Capital Gains	34,591	18,352
Total	$2,889,399	$ 1,571,322
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	468,835,000	506,815,000	-

4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,602.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the  "Fund") as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statement of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts

July 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 299 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® Municipal Cash Central Fund	0.002%
Actual		$ 1,000	$ 1,001.40	$ .01
Hypothetical- B		$ 1,000	$ 1,024.92	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2022, $107,419, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 51.16% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.743117.122
MCC-ANN-0722

Fidelity® Cash Central Fund

Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2022

Days	% of fund's investments 5/31/22
1 - 7	99.1
31 - 60	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2022
Non-Negotiable Time Deposit	9.7%
Repurchase Agreements	88.9%
Net Other Assets (Liabilities)	1.4%

Schedule of Investments May 31, 2022

Showing Percentage of Net Assets

Non-Negotiable Time Deposit - 9.7%
	Yield(a)	Principal Amount	Value
Time Deposits - 9.7%
Barclays Bank PLC
6/1/22	0.89%	$2,575,000,000	$2,575,000,000
Credit Agricole CIB
6/1/22	0.80	886,000,000	886,000,000
Mizuho Bank Ltd. Canada Branch
6/1/22	0.83	1,593,000,000	1,593,000,000
Skandinaviska Enskilda Banken AB
6/1/22	0.82	60,000,000	60,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,114,000,000)			5,114,000,000

Interfund Loans - 0.0%
With:
Fidelity Flex 500 Index Fund at 1.06% due 06/01/2022(b)		14,445,000	14,445,000
Fidelity SAI U.S. Large Cap Index Fund at 1.06% due 06/01/2022(b)		6,086,000	6,086,000
TOTAL INTERFUND LOANS
(Cost $20,531,000)			20,531,000

U.S. Government Agency Repurchase Agreement - 1.6%
	Maturity Amount	Value
In a joint trading account at
0.8% dated 5/31/22 due 6/1/22 (Collateralized by (U.S. Government Obligations) #
(Cost $858,650,000)	$858,669,081	858,650,000

U.S. Treasury Repurchase Agreement - 86.4%
With:
Federal Reserve Bank of New York at 0.8%, dated 5/31/22 due 6/1/22 (Collateralized by U.S. Treasury Obligations valued at $44,980,999,560, 0.13% - 2.88%, 3/31/23 - 5/15/31)	44,980,999,556	44,980,000,000
SMBC Nikko Securities America, Inc. at 0.8%, dated 5/31/22 due 6/1/22 (Collateralized by U.S. Treasury Obligations valued at $713,835,591, 2.50% - 2.75%, 2/15/24 - 5/15/24)	700,015,556	700,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $45,680,000,000)		45,680,000,000

Other Repurchase Agreement - 0.9%
Other Repurchase Agreement - 0.9%
With:
J.P. Morgan Securities, LLC at 1.22%, dated 5/31/22 due 7/5/22
(Collateralized by Corporate Obligations valued at $175,355,951, 0.51% - 7.20%, 6/1/24 - 2/15/98)(c)(d)(e)	167,350,886	167,000,000
(Collateralized by Equity Securities valued at $320,770,871)(c)(d)(e)	297,624,030	297,000,000
Wells Fargo Securities, LLC at 1.07%, dated 3/2/22 due 6/1/22 (Collateralized by Commercial Paper valued at $19,622,932, 6/1/22 - 6/13/22)	19,051,390	19,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $483,000,000)		483,000,000
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $52,156,181,000)		52,156,181,000
NET OTHER ASSETS (LIABILITIES) - 1.4%		734,077,881
NET ASSETS - 100%		$52,890,258,881

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Loan is with an affiliated fund.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Non-Negotiable Time Deposit	$5,114,000,000	$--	$5,114,000,000	$--
U.S. Government Agency Repurchase Agreement	858,650,000	--	858,650,000	--
U.S. Treasury Repurchase Agreement	45,680,000,000	--	45,680,000,000	--
Other Repurchase Agreement	483,000,000	--	483,000,000	--
Interfund Loans	20,531,000	--	20,531,000	--
Total Investments in Securities:	$52,156,181,000	$--	$52,156,181,000	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$858,650,000 due 6/01/22 at 0.80%
BofA Securities, Inc.	$44,545,000
JP Morgan Securities, LLC	178,359,000
Nomura Securities International	28,972,000
RBC Dominion Securities, Inc.	606,774,000
$858,650,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $47,021,650,000) — See accompanying schedule: Unaffiliated issuers (cost $52,135,650,000)	$52,135,650,000
Affiliated issuers (cost $20,531,000)	20,531,000
Total Investment in Securities (cost $52,156,181,000)		$52,156,181,000
Cash		765,445,451
Interest receivable		1,235,913
Other affiliated receivables		2,952
Total assets		52,922,865,316
Liabilities
Distributions payable	32,469,252
Other payables and accrued expenses	137,183
Total liabilities		32,606,435
Net Assets		$52,890,258,881
Net Assets consist of:
Paid in capital		$52,890,239,012
Total accumulated earnings (loss)		19,869
Net Assets		$52,890,258,881
Net Asset Value, offering price and redemption price per share ($52,890,258,881 ÷ 52,879,842,047 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2022
Investment Income
Interest (including $444,321 from affiliated interfund lending)		$82,454,752
Expenses
Custodian fees and expenses	$190,272
Independent trustees' fees and expenses	177,960
Total expenses before reductions	368,232
Expense reductions	(11,271)
Total expenses after reductions		356,961
Net investment income (loss)		82,097,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,356
Total net realized gain (loss)		69,356
Change in net unrealized appreciation (depreciation) on investment securities		(399,235)
Net increase in net assets resulting from operations		$81,767,912

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2022	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,097,791	$41,841,305
Net realized gain (loss)	69,356	(3,156)
Change in net unrealized appreciation (depreciation)	(399,235)	783,144
Net increase in net assets resulting from operations	81,767,912	42,621,293
Distributions to shareholders	(82,097,806)	(41,834,911)
Affiliated share transactions
Proceeds from sales of shares	596,087,231,699	573,269,453,183
Reinvestment of distributions	1,788	–
Cost of shares redeemed	(601,492,138,278)	(559,941,848,084)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,404,904,791)	13,327,605,099
Total increase (decrease) in net assets	(5,405,234,685)	13,328,391,481
Net Assets
Beginning of period	58,295,493,566	44,967,102,085
End of period	$52,890,258,881	$58,295,493,566
Other Information
Shares
Sold	595,968,034,803	573,152,061,767
Issued in reinvestment of distributions	1,788	–
Redeemed	(601,371,863,905)	(559,826,914,344)
Net increase (decrease)	(5,403,827,314)	13,325,147,423

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

Years ended May 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss)A	.0016	.0010	.0155	.0223	.0131
Net realized and unrealized gain (loss)	–B	–B	–B	–B	–B
Total from investment operations	.0016	.0010	.0155	.0223	.0131
Distributions from net investment income	(.0016)	(.0010)	(.0155)	(.0223)	(.0131)
Total distributions	(.0016)	(.0010)	(.0155)	(.0223)	(.0131)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total ReturnC	.15%	.10%	1.56%	2.26%	1.31%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	- %F	- %F	.01%	.01%	- %F
Expenses net of fee waivers, if any	- %F	- %F	.01%	.01%	- %F
Expenses net of all reductions	- %F	- %F	.01%	.01%	- %F
Net investment income (loss)	.14%	.09%	1.55%	2.24%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$52,890,259	$58,295,494	$44,967,102	$44,503,265	$43,495,230

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.00005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2022

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$52,156,181,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,870

The tax character of distributions paid was as follows:

	May 31, 2022	May 31, 2021
Ordinary Income	$82,097,806	$ 41,834,911

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	19,716,040.41%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Cash Central Fund	6,163

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,271.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statement of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 299 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Cash Central Fund	.0007%
Actual		$1,000.00	$1,001.30	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.00005.

 D 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 4.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $34,324,935 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $35,222,320 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

TCC-ANN-0722
1.743118.122

Item 2.

Code of Ethics

As of the end of the period, May 31, 2022, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$29,900	$-	$5,300	$700

May 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$29,100	$-	$5,100	$700

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund,

Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$36,300	$2,900	$2,000	$1,300
Fidelity Municipal Cash Central Fund	$29,800	$2,400	$2,000	$1,000
Fidelity Securities Lending Cash Central Fund	$36,300	$2,900	$2,000	$1,300

May 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$35,300	$2,900	$1,900	$1,400
Fidelity Municipal Cash Central Fund	$28,900	$2,400	$1,900	$1,200
Fidelity Securities Lending Cash Central Fund	$35,300	$2,900	$1,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2022A	May 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2022A	May 31, 2021A
Audit-Related Fees	$7,914,600	$9,015,700
Tax Fees	$353,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2022A	May 31, 2021A
Deloitte Entities	$463,600	$527,400
PwC	$13,303,000	$14,300,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022